26. CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2017
Capital And Reserves Tables
Number of shares
-	Number of shares as of December 31, 2017

	No. of subscribed shares	No. of paid shares	No. of voting right shares
Shares paid by 100%	747,005,982	747,005,982	747,005,982

-	Number of shares as of December 31, 2016

	No. of subscribed shares	No. of paid shares	No. of voting right shares
Shares paid by 100%	747,005,982	747,005,982	747,005,982

Number of shares subscribed
No. of shares subscribed as of January 1, 2017	747,005,982
Movement for the year:
Capital increase through share issuance	—
No. of shares subscribed as of December 31, 2017	747,005,982

No. of shares subscribed as of January 1, 2016	747,005,982
Movement for the year:
Capital increase through share issuance	—
No. of shares subscribed as of December 31, 2016	747,005,982

Detail of conversion differences, net of taxes
	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Accumulated translation adjustments	ThCh$	ThCh$	ThCh$
Opening balance foreign subsidiary translation adjustment	5,843,924	14,105,740	4,574,308
Conversion adjustment for the period, net	(8,178,252)	(8,261,816)	9,531,432
Total	(2,334,328)	5,843,924	14,105,740

Details of dividend
No. of Dividend	Shares paid	Payment per share	Total ThCh$	Month of payment
266	747,005,982	3.50	2,614,521	mar-2017
267	747,005,982	16.80	12,549,700	may-2017
268	747,005,982	3.50	2,614,521	sep-2017
269	747,005,982	3.50	2,614,521	dec-2017

No. of Dividend	Shares paid	Payment per share	Total ThCh$	Month of payment
262	747,005,982	3.00	2,241,018	mar-2016
263	747,005,982	18.50	13,819,611	may-2016
264	747,005,982	3.50	2,614,521	sep-2016
265	747,005,982	3.50	2,614,521	dec-2016